8. General and Administrative Expenses (Tables)	12 Months Ended
Dec. 31, 2017
General And Administrative Expenses
General and Administrative Expenses
	2015	2016	2017

Personnel expenses	3,658	4,729	4,521
Legal, consulting and audit fees	2,468	2,210	1,945
Operating lease expenses	89	111	126
Other expenses	1,333	1,273	1,394
	7,548	8,323	7,986